Grants and other liabilities (Tables)	9 Months Ended
Sep. 30, 2020
Grants and other liabilities [Abstract]
Grants and other non-current liabilities
	Balance as of September 30,	Balance as of December 31,
	2020	2019
	($ in thousands)
Grants	1,043,410	1,087,553
Other Liabilities	185,820	554,199
Grant and other non-current liabilities	1,229,230	1,641,752